Financial Instruments Per Category - Summary of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Short-term investments	$ 249,937
Financial liabilities
Derivatives (part of other non-current liabilities)		$ 189
Level 2
Financial assets
Short-term investments	249,937
Derivatives		827
Total financial assets	$ 249,937	827
Financial liabilities
Derivatives (part of other non-current liabilities)		189
Total financial liabilities		$ 189